Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Summary of Financial Liabilities by Maturity (Details) - EUR (€) € in Thousands	Jun. 30, 2021	May 19, 2021	Mar. 02, 2021
Disclosure of financial liabilities [line items]
Convertible notes	€ 46	€ 3,000	€ 3,000
Conditional advances	4,487
Bank loans	10,111
Other	37
Total financial liabilities	14,681
Less than one year
Disclosure of financial liabilities [line items]
Convertible notes	46
Conditional advances	0
Bank loans	182
Other	0
Total financial liabilities	228
One to three years
Disclosure of financial liabilities [line items]
Convertible notes	0
Conditional advances	0
Bank loans	3,526
Other	37
Total financial liabilities	3,563
Three to five years
Disclosure of financial liabilities [line items]
Convertible notes	0
Conditional advances	0
Bank loans	5,099
Other	0
Total financial liabilities	5,099
More than five years
Disclosure of financial liabilities [line items]
Convertible notes	0
Conditional advances	4,487
Bank loans	1,304
Other	0
Total financial liabilities	€ 5,791